Other income	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other income
27.	Other income

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Rental income	7,819	9,249	10,260
Dividend income	571	585	3,229
Grant income	—	925	7,668

	8,390	10,759	21,157